Note 6 - Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Note To Financial Statement Details Textual
Operating Lease, Expense	$ 98,000	$ 165,000	$ 115,000	$ 232,000	$ 225,000